RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS

                         SUPPLEMENT DATED MARCH 16, 2009
                                     TO ALL
RYDEX SERIES FUNDS PROSPECTUSES DATED AUGUST 1, 2008 AND ALL SUPPLEMENTS THERETO
   AND RYDEX DYNAMIC FUNDS PROSPECTUSES DATED MAY 1, 2008 AND ALL SUPPLEMENTS
                                    THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN ALL RYDEX SERIES FUNDS PROSPECTUSES DATED AUGUST 1, 2008 AND RYDEX DYNAMIC FUNDS PROSPECTUSES DATED MAY 1, 2008 (EACH A "PROSPECTUS" AND COLLECTIVELY, THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.
________________________________________________________________________________

1. Effective immediately, the address for requests for purchases, sales or exchanges of fund shares submitted by mail has changed. All such requests should now be sent to one of the following addresses:

                              NEW MAILING ADDRESSES
                STANDARD DELIVERY             OVERNIGHT DELIVERY
                Rydex Investments             Rydex Investments
                  Attn: Ops. Dept.             Attn: Ops. Dept.
                P.O. Box 758567               200 SW 6th Street
             Topeka, KS 66675-8567          Topeka, KS 66603-3704

         Therefore, under the headings "Purchase Procedures," "Redemption Procedures" and "Exchange Procedures" in each Prospectus, all references to the 9601 Blackwell Road, Suite 500, Rockville, MD 20850 mailing address have been deleted and replaced with the mailing addresses listed above.

2. Effective immediately, the "Portfolio Management" section in each Prospectus is deleted and replaced with the following:

         PORTFOLIO MANAGEMENT
         The Funds are managed by a team of investments professionals, and on a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds.

         Michael P. Byrum, CFA, President and Chief Investment Officer ("CIO") of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as CIO of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex


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

         Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

         Michael J. Dellapa, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

         Ryan A. Harder, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

         Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

3. Effective immediately, the principal investment strategy of the U.S. Government Money Market Fund is changed. Therefore, the disclosure
         under  the  heading  "Principal   Investment  Strategy"  in  the  "U.S.
         Government Money Market Fund" section of each Rydex Series Funds Prospectus that includes the U.S. Government Money Market Fund is deleted and replaced as follows:

         PRINCIPAL INVESTMENT STRATEGY

         The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its

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

         agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. government securities. The Fund may also invest in Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (the World Bank), and high-quality commercial paper and short-term corporate bonds. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

         Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

4. Effective immediately, under the heading "Principal Risks" in the "U.S. Government Money Market Fund" section of each Rydex Series Funds Prospectus, the listed risks of investing in the Fund are deleted and replaced with the following, which are discussed in more detail below:

                o        Credit Risk       o        Interest Rate Risk
                o        Income Risk       o        Stable Price Per Share Risk

         CREDIT RISK - Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

         INCOME RISK - Income Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

         INTEREST RATE RISK- The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in the Fund-a means of achieving an overall Fund objective of principal safety-reduces the likelihood of price fluctuation.

         STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TASUP-1

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

                               RYDEX SERIES FUNDS

                        U.S. GOVERNMENT MONEY MARKET FUND

                     SUPPLEMENT DATED MARCH 16, 2009 TO THE
  RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2008,
                           AND ALL SUPPLEMENTS THERETO


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2008 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.
--------------------------------------------------------------------------------

THIS SUPPLEMENT DESCRIBES CHANGES TO THE U.S. GOVERNMENT MONEY MARKET FUND THAT YOU SHOULD CONSIDER BEFORE INVESTING.

1. In the section titled "Investment Policies, Techniques and Risk Factors" and under the heading "Corporate Debt Securities" on page 13, the following has been added as the last sentence of the first paragraph:

                  The U.S. Government Money Market Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two Nationally Recognized Statistical Rating Organizations, or "NRSROs" (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

2. Under the section titled "Investment Polices, Techniques and Risk Factors" beginning on page 3, the following have been added as investment policies, techniques and risk factors of the U.S. Government Money Market Fund:

                  COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). See "Appendix A - Description of RATINGS" for a description of commercial paper ratings.

                  DEBT SECURITIES ISSUED BY THE INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT ("WORLD BANK"). Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in "non-core" currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.


                  TIME DEPOSITS AND EURODOLLAR TIME DEPOSITS - The U.S. Government Money Market Fund may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings

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

                  accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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MMSAI-SUP